Equity - Capital Requirements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 capital_requirement	Dec. 31, 2012
Class of Stock [Line Items]
Number of Capital Requirements	3
Capital Requirements, Minimum Capital, Percentage of Aggregate On-Balance Sheet Assets Included In Core Capital	2.75%
Capital Requirements, Minimum Capital, Percentage of Aggregate Off-Balance Sheet Assets Included In Core Capital	0.75%
Capital Requirements, Critical Capital, Percentage of Core Capital of Total Minimum Capital	50.00%
Capital Required for Capital Adequacy	$ 398.5	$ 374.0
Capital Required for Critical Capital Adequacy	199.3	187.0
Core Capital	590.7	519.0
Excess Capital, Core Capital In Excess of Capital Required for Capital Adequacy	192.2	145.0
Excess Capital, Core Capital In Excess of Critical Capital	391.4	332.0
Risk-based Capital Required for Regulatory Capital Adequacy	90.8	58.1
Regulatory Capital	604.0	535.9
Excess Capital, Regulatory Capital In Excess of Risk-Based Capital	$ 513.2	$ 477.8